Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity
Schedule of restricted common stock award activity

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2025	2,705,423	$0.76
Granted	—	—
Vested	(591,229)	0.57
Forfeited or cancelled	—	—
Unvested as of March 31, 2026	2,114,194	$0.87

A summary of the restricted common stock award activity during the year ended December 31, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	2,810,659	$0.10
Granted	2,848,936	2.29
Vested	(2,802,246)	1.59
Forfeited/ cancelled	(151,926)	0.14
Unvested as of December 31, 2025	2,705,423	$0.76

Schedule of RSU activity

	RSUs
		Weighted
	Number of	Average
	RSUs	Fair Value
Unvested as of December 31, 2025	669,451	$7.20
Granted	633,836	15.00
Vested	(185,000)	15.00
Forfeited or cancelled	—	—
Unvested as of March 31, 2026	1,118,287	$11.17

A summary of the RSU activity during the year ended December 31, 2025, is as follows:

	Restricted Stock Units
		Weighted
	Number of	Average
	RSUs	Fair Value
Unvested as of December 31, 2024	—	$—
Granted	894,451	7.20
Vested	(225,000)	7.20
Forfeited	—	—
Unvested as of December 31, 2025	669,451	$7.20

Schedule of stock options activity

	Stock Options
		Weighted
	Number of	Average
	Options	Fair Value
Outstanding as of December 31, 2025	2,325,059	$3.03
Granted	5,898,664	10.56
Vested	—	—
Forfeited or cancelled	(6,000)	11.26
Unvested as of March 31, 2026	8,217,723	$8.43

A summary of the stock option activity during the year ended December 31, 2025, is as follows:

	Stock Options
		Weighted
	Number of	Average
	Options	Fair Value
Unvested as of December 31, 2024	—	$—
Granted	2,325,059	3.03
Vested	(615,540)	2.02
Forfeited	—	—
Unvested as of December 31, 2025	1,709,519	$3.29

Schedule of significant assumptions used for stock options valuation

Risk-free interest rate	3.71-4.11%
Expected term (in years)	4.5-6.25
Expected volatility	85-86%
Expected dividend yield	0%

Risk-free interest rate	3.87 – 3.94%
Expected term (in years)	6.25
Expected volatility	48.7 – 85.9%
Expected dividend yield	0%